Significant accounting policies and new and not yet effective accounting standards (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Maximum maturity period of cash and cash equivalents	3 months
Period of lease term of short-term leases	12 months
Share capital	R$ 4,820,815	R$ 4,820,815
Share capital (in shares)	82,649,887
Capital Reserve	R$ 80,531	61,488
Acquisition of shares upon repurchase program		23,880
Minimum Period of contract for sale of textbooks and learning systems (in years)	3 years
Maximum Period of contract for sale of textbooks and learning systems (in years)	5 years
Sales return term from delivery date	4 months
Tax effect of revenues exempt from taxation	R$ 0
Nominal statutory rate on service revenues (as a percent)	9.25%
Municipal service tax, statutory rate (as a percent)	5.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Acquisition of shares upon repurchase program	R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program	1,000,000	1,000,000
Cogna Group
Disclosure of classes of share capital [line items]
Share capital	R$ 4,820,815
Class B common shares | Cogna Group
Disclosure of classes of share capital [line items]
Share capital (in shares)	64,436,093
Class A common shares
Disclosure of classes of share capital [line items]
Share capital (in shares)	18,213,794
Class A common shares | Treasury shares [member]
Disclosure of classes of share capital [line items]
Acquisition of shares upon repurchase program		R$ 23,880
Number of shres acquired upon repurchase program		1,000,000